Loans, financing, debentures and hedge derivative financial instruments - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning		R$ 67,110	R$ 71,766	R$ 76,457
Incurred cost		40,953	20,065	19,134
Amortization		(21,275)	(24,721)	(23,825)
Reclassification to liabilities held for sale	[1]	(4,204)
Transaction costs, ending		R$ 82,584	R$ 67,110	R$ 71,766
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs		0.20%	0.20%	0.20%
Transaction costs, beginning		R$ 28,348	R$ 41,406	R$ 56,376
Incurred cost		40,953		692
Amortization		(14,811)	(13,058)	(15,662)
Reclassification to liabilities held for sale	[1]
Transaction costs, ending		R$ 54,490	R$ 28,348	R$ 41,406
Notes in foreign market [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs		0.10%	0.10%	0.10%
Transaction costs, beginning		R$ 37,112	R$ 28,114	R$ 13,881
Incurred cost			13,263	18,442
Amortization		(4,890)	(4,265)	(4,209)
Reclassification to liabilities held for sale	[1]	(4,204)
Transaction costs, ending		28,018	R$ 37,112	28,114
Notes [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs			0.50%
Transaction costs, beginning		1,318
Incurred cost			6,802
Amortization		(1,318)	(5,484)
Reclassification to liabilities held for sale	[1]
Transaction costs, ending			R$ 1,318
Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs		0.10%	0.10%	0.20%
Transaction costs, beginning		R$ 332	R$ 770	R$ 3,437
Incurred cost
Amortization		(256)	(438)	(2,667)
Reclassification to liabilities held for sale	[1]
Transaction costs, ending		76	332	R$ 770
Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs
Transaction costs, beginning			94	R$ 331
Incurred cost
Amortization			(94)	(237)
Transaction costs, ending				R$ 94
Othes [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs				0.20%
Transaction costs, beginning			1,382	R$ 2,432
Incurred cost
Amortization			(1,382)	(1,050)
Transaction costs, ending				R$ 1,382

[1]	See Note 3.c.1.